SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning	$ 37.1	$ 32.3	$ 27.5
Charged to Expense or Other Accounts	9.5	10.6	8.6
Write-offs and Other Adjustments	(3.6)	(5.8)	(3.8)
Balance at End of Period	43.0	37.1	32.3
Valuation Allowance for Deferred Tax Assets
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning	74.5	80.7	160.0
Charged to Expense or Other Accounts	(8.8)	1.1	(69.8)
Write-offs and Other Adjustments	(6.7)	(7.3)	(9.5)
Balance at End of Period	59.0	74.5	80.7
Reserve for Value-Added Tax Receivables
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning	0.3	1.8	6.9
Charged to Expense or Other Accounts	0.0	(1.6)	(3.1)
Write-offs and Other Adjustments	(0.3)	0.1	(2.0)
Balance at End of Period	$ 0.0	$ 0.3	$ 1.8